Initial Public Offering	12 Months Ended
Dec. 31, 2024
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On December 20, 2021, the Company consummated its Public Offering of 22,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (the “Public Warrants”). On January 11, 2022, the underwriter partially exercised its over-allotment option, resulting in the sale on January 14, 2022 of an additional 2,869,342 Units.

All the shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s certificate of incorporation. In accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity,” and with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent deficit.

As of December 31, 2024 and 2023, the common stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2022	253,814,255
Less:
Proceeds allocated to Public Warrants	(96,791,644)
Plus:
Accretion of carrying value to redemption value	8,699,271
Class A common stock subject to possible redemption, December 31, 2023	165,721,882
Less:
Redemption of shares	(116,724,496)
Plus:
Accretion of carrying value to redemption value	2,248,962
Class A common stock subject to possible redemption, December 31, 2024	$51,246,348